Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred
Total	$ 159	$ 1,006,257
China [Member]
Current
Mainland China	391	168,387
Deferred
Mainland China	$ (232)	$ 837,870